Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents	For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of the following:

	December 31, 2024	December 31, 2023
	$	$
Cash	215.7	194.4
Unrestricted investments	12.8	158.5
Cash and cash equivalents	228.5	352.9